Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (Change Related to Cash Flow Hedges, USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Change Related to Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI (Loss), Expected reclassification adjustment from AOCI on derivatives, net of tax	$ 5.1